SCOPE OF CONSOLIDATION - Summary of Divestments (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 14, 2021	Dec. 09, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			$ 9,300	$ 4,215	$ 5,600	$ 4,867
Intangible assets			1,136	494
Property, plant and equipment			30,167	30,075
Other assets			1,921	1,461
Total assets			94,547	90,512
Current liabilities			22,398	24,167
Non-current liabilities			16,559	15,001
Total liabilities			38,957	39,168
ArcelorMittal retained interest 62%			10,765	10,319
Gain on disposal/derecognition			$ 0	$ 104	$ 1,460
Acciaierie d'Italia Holding [Member]
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture (in percent)	62.00%		62.00%	62.00%
Cash and cash equivalents			$ 179	$ 92
Current liabilities			2,754	3,313
Non-current liabilities			908	1,365
Total net assets			$ 1,661	$ 1,634
Disposal group, disposed of by sale, not discontinued operations | Acciaierie d'Italia Holding [Member]
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	$ 4
Other current assets	2,446
Intangible assets	17
Property, plant and equipment	1,875
Other assets	297
Total assets	4,639
Current liabilities	2,204
Non-current liabilities	1,669
Total liabilities	3,873
Total net assets	$ 766
% of net assets sold (in percent)	100.00%
Total net assets disposed of	$ 766
ArcelorMittal retained interest 62%	1,205
Goodwill allocation	(52)
Consideration	0
Reclassification of foreign exchange and other	(283)
Gain on disposal/derecognition	$ 104
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal USA Divestment Business
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		$ 7
Other current assets		2,105
Intangible assets		12
Property, plant and equipment		3,341
Other assets		166
Total assets		5,631
Current liabilities		1,604
Non-current liabilities		3,938
Total liabilities		5,542
Total net assets		$ 89
% of net assets sold (in percent)		100.00%
Total net assets disposed of		$ 89
ArcelorMittal retained interest 62%		0
Goodwill allocation		(672)
Consideration		2,219
Reclassification of foreign exchange and other		2
Gain on disposal/derecognition		$ 1,460